Deferred Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Revenue Disclosure [Abstract]
Non-refundable upfront payment	$ 2,500,000
Non-refundable milestone payments	16,000,000
Estimated total transaction price	2,500,000
Deferred revenue	2,500,000
Long term deferred revenue	$ 2,500,000	$ 2,500,000